AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
PROSPECTUS SUPPLEMENT

REAL ESTATE FUND
Supplement dated December 20, 1999 * Prospectus dated July 30, 1999

SPECIAL MEETING OF SHAREHOLDERS

At a Special Meeting of Shareholders held on December 17, 1999, the shareholders of the fund approved a new Subadvisory Agreement with J.P. Morgan Investment
Management Inc. effective January 1, 2000.

At the meeting, the shareholders also approved an amendment to the Management
Agreement with American Century Investment Management Inc. effective January 1,
2000. The amendment adds a breakpoint to the management fee charged for each class of the fund. The new fee schedule will be as follows:

Investor Class       1.20% first $100 million
                     1.15% over $100 million

Advisor Class        0.95% first $100 million
                     0.90% over $100 million

Institutional Class  1.00% first $100 million
                     0.95% over $100 million

The following replaces the chart on page 4 of the Investor Class Prospectus effective January 1, 2000.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                      Management   Distribution and       Other       Total Annual Fund
                      Fee          Service (12b-1) Fees   Expenses    Operating Expenses
-------------------------------------------------------------------------------------
Real Estate Fund      1.20%(1)     None                   0.00%(2)    1.20%

(1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund assets increase. Please consult the
    Statement of Additional Information for more details about the fund's management fee.

(2) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than
    0.005% for most recent fiscal year.

The following replaces the chart on page 4 of the Advisor Class Prospectus effective January 1, 2000.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                    Management   Distribution and        Other       Total Annual Fund
                    Fee          Service (12b-1) Fees    Expenses    Operating Expenses
------------------------------------------------------------------------------------
Real Estate Fund    0.95%(1)     0.50%                   0.00%(2)    1.45%

(1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund assets increase. Please consult the
    Statement of Additional Information for more details about the fund's management fee.

(2) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than
    0.005% for most recent fiscal year.

The following replaces the chart on page 4 of the Institutional Class Prospectus effective January 1, 2000.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                     Management   Distribution and        Other      Total Annual Fund
                     Fee          Service (12b-1) Fees    Expenses   Operating Expenses
-----------------------------------------------------------------------------------
Real Estate Fund     1.00%(1)     None                    0.00%(2)   1.00%

(1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as the fund assets increase. Please consult the
    Statement of Additional Information for more details about the fund's management fee.

(2) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel and interest, were less than
    0.005% for most recent fiscal year.

The following replaces the second paragraph under the heading "How does the fund pursue its investment objectives?" on page 5 of the Investor Class,
Advisor Class and Institutional Class prospectuses effective January 1, 2000.

The fund managers' real estate securities investment philosophy is that consistently excellent investment results can be achieved through superior stock selection (based on both public equity and private real estate market factors)
and risk managed portfolio construction. The fund managers use a disciplined investment process to manage the fund focusing on superior stock selection rather than sector or theme bets. The portfolio management process relies on a continuous screen of the target universe of investments to identify companies exhibiting superior financial strength, operating returns and growth prospects that are attractively priced at any given time.

The investment style of the fund is growth at a reasonable price. The fund managers evaluate each company's ability to generate earnings over an earnings cycle, not just for the next one or two years. The fund managers focus research efforts on determining the normalized earnings and earnings growth of a company, from which they determine if the company's current price fully reflects its long-term value.

The following replaces the third paragraph under the heading "The Investment
Advisor" on page 7 of the Investor Class Prospectus effective January 1, 2000.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the Investor
Class shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.  Effective January 1, 2000, the fund will pay the advisor a unified management fee of 1.20% of the first $100 million of average net assets and 1.15% of average net assets over $100 million of the Investor Class shares.

The following replaces the third paragraph under the heading "The Investment
Advisor" on page 7 of the Advisor Class Prospectus effective January 1, 2000.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the Advisor
Class shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.  Effective January 1, 2000, the fund will pay the advisor a unified management fee of 0.95% of the first $100 million of average net assets and 0.90% of average net assets over $100 million of the Advisor Class shares.

The following replaces the third paragraph under the heading "The Investment
Advisor" on page 7 of the Institutional Class Prospectus effective January 1,
2000.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the average net assets of the
Institutional Class shares of the fund. The amount of the management fee is calculated on a class-by-class basis daily and paid monthly.  Effective January
1, 2000, the fund will pay the advisor a unified management fee of 1.00% of the first $100 million of average net assets and 0.95% of average net assets over
$100 million of the Institutional Class shares.

The following replaces page 8 of the Investor Class, Advisor Class and
Institutional Class prospectuses effective January 1, 2000.

THE FUND MANAGEMENT TEAM

American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century Investment Management, Inc.
has, in turn, hired J.P. Morgan Investment Management Inc. to make the day-to-day investment decisions for the fund. J.P. Morgan Investment Management
Inc. performs this function under the supervision of American Century Investment
Management, Inc. and the fund's Board of Directors.

The portfolio manager who leads the investment team is identified below:

DANIEL P. O'CONNOR

Mr. O'Connor, Portfolio Manager, has been a member of the team that manages the
Real Estate Fund since January 2000. He joined J.P. Morgan Investment
Management Inc. in February 1996 and is a portfolio manager of all real estate security portfolios at J.P. Morgan Investment Management Inc. From July 1994 to
January 1996, he was the director of Real Estate Securities at INVESCO. Prior to that time, he was the supervisor of investments at the Delta Air Lines pension fund. He has a bachelor of science from Indiana University, an MS from Clemson
University and an MBA  in finance from the University of Chicago Graduate School of Business. He is a Chartered Financial Analyst.

The representative of American Century Investment Management, Inc. who oversees the management of the fund is identified below:

MARK MALLON

Mr. Mallon, Chief Investment Officer--Value and Quantitative Equities and Senior
Vice President, joined American Century in April 1997. From August 1978 until he joined American Century, he was employed in several positions by Federated
Investors and served as President and Chief Executive Officer of Federated
Investment Counseling and Executive Vice President of Federated Research
Corporation since January 1990. He has a bachelor of arts from Westminster
College and an MBA from Cornell University. He is a Chartered Financial Analyst.

CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund.
Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

The following replaces the chart on page 12 of the Investor Class prospectus.

Minimum Initial Investment Amounts

To open an account, the minimum investments are:
-----------------------------------------------
Individual or Joint                 $2,500
-----------------------------------------------
Traditional IRA                     $1,000
-----------------------------------------------
Roth IRA                            $1,000
-----------------------------------------------
Education IRA                       $500
-----------------------------------------------
UGMA/UTMA                           $2,500
-----------------------------------------------
403(b)                              No minimum
-----------------------------------------------
Qualified Retirement Plans          $2,500 (1)

(1) The minimum investment requirements may be different for some types of retirement accounts.

SH-SPL-19112   9912